Notes Payable – Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Payable - Related Party [Abstract]
NOTES PAYABLE – RELATED PARTY

7.      NOTES PAYABLE — RELATED PARTY

During the year ended December 31, 2023, the Company repaid $2,519,835 of principal on its outstanding note payable — related party balances. As at December 31, 2023, the Company had recorded $0 in accrued interest.

During the three and nine months ended September 30, 2024 and 2023 the Company recorded interest expense of $0.

12.    NOTES PAYABLE — RELATED PARTY

During the year ended December 31, 2023, the Company repaid $2,519,835 of principal. As at December 31, 2023, the Company had recorded $0 in accrued interest.

During the year ended December 31, 2022, the Company repaid $64,550 of principal. As at December 31, 2022, the Company had recorded $23,456 in accrued interest which was included in accounts payable and accrued liabilities.

During the year ended December 31, 2023, the Company recorded finance expense of $0 (December 31, 2022 — $60,770), related to bringing the notes to their present value.

Amount
($)
Balance at December 31, 2021	2,786,183
Repayments	(64,550)
Finance expense	60,770
Foreign exchange adjustment	(177,690)
Balance, December 31, 2022	2,604,713
Foreign currency adjustment	(35,380)
Repayments	(2,519,835)
Cancellation of remaining debt	(49,498)
Balance, December 31, 2023	—
Current	—
Non-current	—